Acquisitions (Details) $ in Thousands, € in Millions, £ in Millions													12 Months Ended
	Aug. 01, 2025 USD ($)	Jun. 18, 2025 USD ($)	Mar. 24, 2025 USD ($)	Oct. 11, 2024 USD ($)	Sep. 17, 2024 USD ($)	Jun. 10, 2024 USD ($)	Jun. 10, 2024 GBP (£)	Apr. 19, 2024 USD ($)	Apr. 19, 2024 EUR (€)	Mar. 28, 2024 USD ($)	Apr. 20, 2023 USD ($)	Feb. 14, 2023 USD ($)	Jan. 31, 2026 USD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)
Acquisition
Contingent consideration													$ 10,761	$ 8,674
Acquisition-related costs													5,591	5,803	$ 3,697
Fiscal 2026 Acquisitions
Acquisition
Acquisition purchase price, net of cash acquired													151,620
Acquisition-related costs													3,400
Amount of revenue recognized													25,800
Amount of net income recognized													1,200
3GTMS
Acquisition
Acquisition purchase price, net of cash acquired			$ 112,700										112,714
Gross contractual amount of trade receivables acquired			3,400
Fair value of acquired trade receivables			2,800
Estimate of contractual cash flows not expected to be collected			$ 600
PackageRoute
Acquisition
Acquisition purchase price, net of cash acquired		$ 1,900											1,890
Finale Inventory
Acquisition
Acquisition purchase price, net of cash acquired	$ 39,200												$ 37,016
Period for revenue performance targets	2 years
Maximum potential performance-based contingent consideration	$ 15,000
Contingent consideration	3,600
Gross contractual amount of trade receivables acquired	100
Fair value of acquired trade receivables	$ 100
OCR
Acquisition
Acquisition purchase price, net of cash acquired										$ 82,800				82,849
Gross contractual amount of trade receivables acquired										4,700
Fair value of acquired trade receivables										3,900
Estimate of contractual cash flows not expected to be collected										$ 800
ASD
Acquisition
Acquisition purchase price, net of cash acquired								$ 62,500	€ 58.7					62,522
Contingent consideration paid out of investing activities								3,600
Gross contractual amount of trade receivables acquired								1,100
Fair value of acquired trade receivables								$ 1,100
BoxTop
Acquisition
Acquisition purchase price, net of cash acquired						$ 12,100	£ 9.5							12,111
MCP
Acquisition
Acquisition purchase price, net of cash acquired					$ 22,500									22,508
Period for revenue performance targets					2 years
Maximum potential performance-based contingent consideration					$ 6,000
Contingent consideration					$ 1,700
Sellercloud
Acquisition
Acquisition purchase price, net of cash acquired				$ 110,200										$ 110,214
Period for revenue performance targets				2 years
Maximum potential performance-based contingent consideration				$ 20,000
Contingent consideration				5,400
Gross contractual amount of trade receivables acquired				1,000
Fair value of acquired trade receivables				$ 1,000
GroundCloud
Acquisition
Acquisition purchase price, net of cash acquired												$ 136,800			136,843
Period for revenue performance targets												2 years
Maximum potential performance-based contingent consideration												$ 80,000
Contingent consideration												19,600
Gross contractual amount of trade receivables acquired												1,500
Fair value of acquired trade receivables												$ 1,500
Localz
Acquisition
Acquisition purchase price, net of cash acquired											$ 5,900				$ 5,857
Gross contractual amount of trade receivables acquired											600
Fair value of acquired trade receivables											$ 600